17. Borrowings and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	R$ 2,103,612	R$ 1,746,755
Noncurrent	11,049,184	10,354,211
Total	13,152,796	12,100,966	R$ 11,964,143
Local currency
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	1,365,112	1,199,384
Noncurrent	5,118,275	5,228,761
Total	6,483,387	6,428,145	6,303,780
Local currency | 10th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	42,493	41,702
Noncurrent	40,194	80,953
Total	82,687	122,655
Local currency | 12th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	45,450	45,450
Noncurrent	249,249	294,702
Total	294,699	340,152
Local currency | 14th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	41,270	40,503
Noncurrent	103,005	141,351
Total	144,275	181,854
Local currency | 15th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	359,394	346,414
Noncurrent	0	345,788
Total	359,394	692,202
Local currency | 17th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	279,100	144,391
Noncurrent	532,691	781,922
Total	811,791	926,313
Local currency | 18th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	33,469	33,020
Noncurrent	165,267	194,872
Total	198,736	227,892
Local currency | 20th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	248,334	250,000
Noncurrent	0	246,890
Total	248,334	496,890
Local currency | 21th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	0	0
Noncurrent	499,604	499,628
Total	499,604	499,628
Local currency | 22th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	0	0
Noncurrent	756,040	0
Total	756,040	0
Local currency | Brazilian Federal Savings Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	75,223	78,487
Noncurrent	1,266,592	1,154,599
Total	1,345,684	1,236,674	1,150,691
Local currency | Brazilian Development Bank - BNDES BAIXADA SANTISTA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	16,899	16,782
Noncurrent	0	16,782
Total	16,899	33,564
Local currency | Brazilian Development Bank - BNDES PAC
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	11,227	11,143
Noncurrent	39,169	50,028
Total	50,396	61,171
Local currency | Brazilian Development Bank - BNDES PAC II 9751
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	4,364	4,334
Noncurrent	18,811	22,991
Total	23,175	27,325
Local currency | Brazilian Development Bank - BNDES PAC II 9752
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	3,186	2,367
Noncurrent	23,100	19,526
Total	26,286	21,893
Local currency | Brazilian Development Bank - BNDES ONDA LIMPA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	23,632	23,469
Noncurrent	123,875	146,461
Total	147,507	169,930
Local currency | Brazilian Development Bank - BNDES TIETÊ III
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	30,589	30,378
Noncurrent	252,197	280,825
Total	282,786	311,203
Local currency | Brazilian Development Bank - BNDES 2015
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	31,615	10,050
Noncurrent	490,729	397,922
Total	522,344	407,972
Local currency | Leases
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	19,077	17,573
Noncurrent	549,589	544,044
Total	568,666	561,617
Local currency | Other
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	1,380	1,466
Noncurrent	8,163	9,477
Total	9,543	10,943
Local currency | Interest and charges
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	98,410	101,855
Noncurrent	0	0
Total	98,410	101,855
Foreign currency
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	738,500	547,371
Noncurrent	5,930,909	5,125,450
Total	6,669,409	5,672,821	5,660,363
Foreign currency | Interest and charges
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	52,710	37,462
Noncurrent	0	0
Total	52,710	37,462
Foreign currency | Inter-American Development Bank - BID 1212
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	39,826	34,000
Noncurrent	238,954	238,000
Total	278,780	272,000
Foreign currency | Inter-American Development Bank - BID 2202
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	124,098	81,757
Noncurrent	1,969,565	1,375,358
Total	2,093,663	1,457,115
Foreign currency | International Bank of Reconstruction and Development -BIRD
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	11,779	0
Noncurrent	341,646	301,665
Total	353,425	301,665
Foreign currency | Deutsche Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	288,479	248,100
Noncurrent	0	242,343
Total	292,872	496,726	485,090
Foreign currency | Eurobonds
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	0	0
Noncurrent	1,354,532	1,155,331
Total	1,358,412	1,158,642	1,141,649
Foreign currency | JICA 15
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	40,646	33,881
Noncurrent	406,462	372,696
Total	447,108	406,577
Foreign currency | JICA 18
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	36,545	30,463
Noncurrent	365,230	334,849
Total	401,775	365,312
Foreign currency | JICA 17
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	11,835	2,507
Noncurrent	51,786	41,835
Total	63,621	44,342
Foreign currency | JICA 19
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	64,028	0
Noncurrent	1,047,081	873,383
Total	1,111,109	873,383
Foreign currency | BID 1983AB
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Current	68,554	79,201
Noncurrent	155,653	189,990
Total	R$ 225,592	R$ 270,470	R$ 343,588